Employee Share Schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share Value Plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2018 shares £ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares £ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares £ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	33,925	33,925	32,855	32,855	32,577	32,577
Number of shares, Awards granted	12,751	12,751	13,018	13,018	12,983	12,983
Number of shares, Awards exercised	(11,089)	(11,089)	(10,596)	(10,596)	(11,198)	(11,198)
Number of shares, Awards cancelled	(1,519)	(1,519)	(1,352)	(1,352)	(1,507)	(1,507)
Number of shares, Ending balance	34,068	34,068	33,925	33,925	32,855	32,855
Weighted fair value, Awards granted | £ / shares	£ 13.74		£ 13.68		£ 14.97
American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	17,392	17,392	17,083	17,083	17,520	17,520
Number of shares, Awards granted	6,503	6,503	6,610	6,610	6,589	6,589
Number of shares, Awards exercised	(5,583)	(5,583)	(5,674)	(5,674)	(6,214)	(6,214)
Number of shares, Awards cancelled	(925)	(925)	(627)	(627)	(812)	(812)
Number of shares, Ending balance	17,387	17,387	17,392	17,392	17,083	17,083
Weighted fair value, Awards granted | $ / shares		$ 35.28		$ 35.63		$ 39.18